Tangible fixed assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Apr. 01, 2019
Tangible fixed assets
Balance, at the beginning of the year	$ 2,286,430
Impairment loss on vessels	(23,923)	$ (138,848)
Balance, at the end of the year	2,206,618	2,286,430
Amount reimbursed		7,465
Realized foreign exchange losses on reimbursement		542
Cost
Tangible fixed assets
Balance, at the beginning of the year	2,859,172	2,859,265
Additions	26,618	12,759
Return of capital expenditures		(8,007)
Fully amortized dry-docking component	(9,242)	(4,845)
Balance, at the end of the year	2,876,548	2,859,172
Accumulated depreciation and impairment
Tangible fixed assets
Balance, at the beginning of the year	(572,742)	(349,982)
Depreciation expense	(82,507)	(88,757)
Impairment loss on vessels	(23,923)	(138,848)
Fully amortized dry-docking component	9,242	4,845
Balance, at the end of the year	(669,930)	(572,742)
Vessels
Tangible fixed assets
Balance, at the beginning of the year	2,286,430
Balance, at the end of the year	2,203,899	2,286,430
Vessels | Cost
Tangible fixed assets
Balance, at the beginning of the year	2,859,172	2,859,265
Additions	23,899	12,759
Return of capital expenditures		(8,007)
Fully amortized dry-docking component	(9,242)	(4,845)
Balance, at the end of the year	2,873,829	2,859,172
Vessels | Accumulated depreciation and impairment
Tangible fixed assets
Balance, at the beginning of the year	(572,742)	(349,982)
Depreciation expense	(82,507)	(88,757)
Impairment loss on vessels	(23,923)	(138,848)
Fully amortized dry-docking component	9,242	4,845
Balance, at the end of the year	(669,930)	$ (572,742)
Other tangible assets
Tangible fixed assets
Balance, at the end of the year	2,719
Other tangible assets | Cost
Tangible fixed assets
Additions	2,719
Balance, at the end of the year	$ 2,719
GAS-twelve Ltd.
Tangible fixed assets
Percentage of ownership interest			100.00%
Aggregate purchase price			$ 214,000
Cash transferred			93,646
Debt assumed			134,107
Adjustments in order to maintain agreed working capital			13,753
Minimum working capital			$ 1,000